Discontinued Operations	12 Months Ended
Nov. 30, 2014
Discontinued Operations and Disposal Groups [Abstract]
Discontinued Operations
Discontinued Operations

Effective December 31, 2009, we sold our small non-core South African business for approximately $2 million with no gain or loss on sale. The sale of this business included a building and certain intellectual property. In exchange for the sale of these assets, we received two three-year notes receivable, one secured by a mortgage on the building and the second secured by a pledge on the shares of the South African company. In December 2010, we received full payment of the note receivable that was secured by a mortgage on the building. In November 2013, we received final payment of the remaining note receivable.

Operating results of these discontinued operations for the years ended November 30, 2014, 2013, and 2012, respectively, were as follows (in thousands):

	2014	2013	2012
Income (loss) from discontinued operations before income taxes	—	(163)	36
Tax benefit (expense)	—	62	(17)
Income (loss) from discontinued operations, net	$—	$(101)	$19